Convertible Notes Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Convertible Notes Payable {1}
Convertible Notes Payable.

NOTE 8 – Convertible Notes Payable

As of June 30, 2017 and 2016, the Company’s convertible notes payable consisted of the following:

	Interest Rates	Term	June 30, 2017	June 30, 2016
Convertible notes payable	6% - 12%	0 - 2 years	$1,115,000	$597,500
Discount			(381,747)	—
Total			$733,253	$597,500

The convertible notes are convertible to shares of the Company’s common stock at prices ranging from $.01 to 50% of market price. For the years ended June 30, 2017 and 2016, interest expense on these notes, including amortization of the discount, was $172,594 and $26,762, respectively.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The Company recorded $222,127 and $0 of interest expense for the years ended June 30, 2017 and 2016, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes.

NOTE 8 – Convertible Notes Payable

As of June 30, 2017 and 2016, the Company’s convertible notes payable consisted of the following:

	Interest Rates	Term	June 30, 2017	June 30, 2016
Convertible notes payable	6% - 12%	0 - 2 years	$1,115,000	$597,500
Discount			(381,747)	—
Total			$733,253	$597,500

The convertible notes are convertible to shares of the Company’s common stock at prices ranging from $.01 to 50% of market price. For the years ended June 30, 2017 and 2016, interest expense on these notes, including amortization of the discount, was $172,594 and $26,762, respectively.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The Company recorded $222,127 and $0 of interest expense for the years ended June 30, 2017 and 2016, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes.